Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Instrument [Domain]
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]

(In thousands)	December 31, 2018	December 31, 2017
Assets sold under agreements to repurchase	$281,529	$390,921
Total assets sold under agreements to repurchase	$281,529	$390,921

Schedule of Repurchase Agreements [Table Text Block]
	December 31, 2018		December 31, 2017
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$138,689	2.56%	$148,516	1.70%
After 30 to 90 days	79,374	2.47	87,357	1.70
After 90 days	19,558	2.72	43,500	2.00
Total U.S. Treasury securities	237,621	2.54	279,373	1.75
Obligations of U.S. government
sponsored entities
Within 30 days	-	-	30,656	1.77
After 30 to 90 days	6,055	2.45	19,463	1.48
After 90 days	-	-	15,937	1.60
Total obligations of U.S. government sponsored entities	6,055	2.45	66,056	1.64
Mortgage-backed securities
Within 30 days	6,859	1.15	31,383	1.51
After 90 days	20,465	2.75	-	-
Total mortgage-backed securities	27,324	2.35	31,383	1.51
Collateralized mortgage obligations
Within 30 days	10,529	0.25	14,109	0.28
Total collateralized mortgage
obligations	10,529	0.25	14,109	0.28
Total	$281,529	2.43%	$390,921	1.66%

Schedule of Notes Payable [Table Text Block]
(In thousands)	December 31, 2018	December 31, 2017

Advances with the FHLB with maturities ranging from 2019 through 2029 paying interest at
monthly fixed rates ranging from 0.95% to 4.19% (2017 - 0.84% to 4.19%)	$524,052	$572,307
Advances with the FHLB maturing on 2019 paying interest monthly
at a floating rate of 0.34% over the 1 month LIBOR (2017 - 0.22% to 0.34%)	13,000	34,164
Advances with the FHLB maturing on 2019 paying interest quarterly
at floating rates ranging from 0.12% to 0.24% over the 3 month LIBOR (2017 - 0.09% to 0.24%)	19,724	25,019
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a
fixed rate of 6.125% (2017 - 7.00%), net of debt issuance costs of $5,961 (2017 - $3,127)	294,039	446,873
Junior subordinated deferrable interest debentures (related to trust preferred securities)
with maturities ranging from 2033 to 2034 with fixed interest rates ranging from
6.125% to 6.7%, net of debt issuance costs of $423 (2017 - $449)	384,875	439,351
Capital lease obligations	20,412	18,642
Total notes payable	$1,256,102	$1,536,356

Maturity Distribution Of Debt Securities [Text Block]
	Assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
2019	$281,529	$-	$211,763	$493,292
2020	-	-	142,105	142,105
2021	-	-	22,126	22,126
2022	-	-	105,455	105,455
2023	-	-	299,844	299,844
Later years	-	-	474,809	474,809
No stated maturity	-	42	-	42
Total borrowings	$281,529	$42	$1,256,102	$1,537,673

Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Assets sold under agreements to repurchase:
(Dollars in thousands)	2018	2017
Maximum aggregate balance outstanding at any month-end	$401,606	$471,083
Average monthly aggregate balance outstanding	$330,585	$399,422
Weighted average interest rate:
For the year	2.01%	1.22%
At December 31	2.44%	1.50%

Short-term Debt [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Other short-term borrowings:
(Dollars in thousands)	2018	2017
Advances with the FHLB (2017 - 1.43% to 1.66%)	$-	$95,000
Others	42	1,208
Balance outstanding at the end of the period	$42	$96,208
Maximum aggregate balance outstanding at any month-end	$186,200	$240,598
Average monthly aggregate balance outstanding	$27,833	$52,784
Weighted average interest rate:
For the year	2.04%	1.61%
At December 31	2.53%	1.55%